Operating expenses - Summary of Research and Development Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Purchases, sub-contracting and other expenses	€ (19,562)	€ (12,734)	€ (16,804)
Payroll costs (including share-based payments)	(9,605)	(10,306)	(11,980)
Depreciation, amortization, and provision expenses	(1,211)	(1,290)	(1,627)
Research and development expenses	€ (30,378)	€ (24,330)	€ (30,411)